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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-01466

                            Pioneer Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Fund

 Schedule of Investments 3/31/2012 (unaudited)

 Shares

 Value

 COMMON STOCKS - 99.9%

 Energy - 12.1%

 Oil & Gas Drilling - 0.9%

 783,948

 Ensco Plc (A.D.R.)

 $

 41,494,368

 344,982

 Helmerich & Payne, Inc.

 18,611,779

 $

 60,106,147

 Oil & Gas Equipment & Services - 1.5%

 493,900

 Cameron International Corp. *

 $

 26,092,737

 885,662

 McDermott International, Inc. *

 11,345,330

 887,096

 Schlumberger, Ltd.

 62,034,623

 $

 99,472,690

 Integrated Oil & Gas - 5.1%

 1,000,000

 BP Plc (A.D.R.)

 $

 45,000,000

 657,810

 Chevron Corp.

 70,543,544

 1,160,769

 ConocoPhillips

 88,230,052

 962,321

 Exxon Mobil Corp.

 83,462,100

 818,099

 Hess Corp.

 48,226,936

 $

 335,462,632

 Oil & Gas Exploration & Production - 4.1%

 247,300

 Anadarko Petroleum Corp.

 $

 19,373,482

 1,109,364

 Apache Corp.

 111,424,520

 458,333

 Devon Energy Corp.

 32,596,643

 1,429,209

 Marathon Oil Corp.

 45,305,925

 2,000,000

 Southwestern Energy Co. *

 61,200,000

 $

 269,900,570

 Oil & Gas Refining & Marketing - 0.5%

 714,604

 Marathon Petroleum Corp. *

 $

 30,985,229

 Total Energy

 $

 795,927,268

 Materials - 5.5%

 Diversified Chemicals - 0.9%

 1,074,838

 EI du Pont de Nemours & Co.

 $

 56,858,930

 Fertilizers & Agricultural Chemicals - 0.5%

 580,200

 The Mosaic Co.

 $

 32,079,258

 Industrial Gases - 1.0%

 741,415

 Airgas, Inc.

 $

 65,963,693

 Specialty Chemicals - 0.7%

 776,011

 Ecolab, Inc.

 $

 47,895,399

 Aluminum - 0.3%

 1,932,994

 Alcoa, Inc.

 $

 19,368,600

 Diversified Metals & Mining - 2.0%

 1,261,647

 Freeport-McMoRan Copper & Gold, Inc.

 $

 47,993,052

 1,500,615

 Rio Tinto Plc

 82,712,053

 $

 130,705,105

 Paper Products - 0.1%

 280,000

 International Paper Co.

 $

 9,828,000

 Total Materials

 $

 362,698,985

 Capital Goods - 8.2%

 Aerospace & Defense - 1.1%

 864,276

 United Technologies Corp.

 $

 71,683,051

 Construction & Engineering - 0.3%

 500,000

 KBR, Inc.

 $

 17,775,000

 Electrical Components & Equipment - 1.3%

 787,932

 Emerson Electric Co.

 $

 41,114,292

 546,155

 Rockwell Automation, Inc.

 43,528,554

 $

 84,642,846

 Industrial Conglomerates - 1.8%

 655,662

 3M Co.

 $

 58,491,607

 3,130,105

 General Electric Co.

 62,821,207

 $

 121,312,814

 Construction & Farm Machinery & Heavy Trucks - 2.9%

 848,968

 Deere & Co.

 $

 68,681,511

 2,585,190

 PACCAR, Inc.

 121,064,448

 $

 189,745,959

 Industrial Machinery - 0.8%

 463,261

 Illinois Tool Works, Inc.

 $

 26,461,468

 315,362

 Parker Hannifin Corp.

 26,663,857

 $

 53,125,325

 Total Capital Goods

 $

 538,284,995

 Transportation - 3.7%

 Air Freight & Logistics - 0.4%

 382,000

 United Parcel Service, Inc. (Class B)

 $

 30,835,040

 Railroads - 3.3%

 1,281,360

 Canadian National Railway Co.

 $

 101,778,425

 1,737,609

 Norfolk Southern Corp.

 114,386,800

 $

 216,165,225

 Total Transportation

 $

 247,000,265

 Automobiles & Components - 2.8%

 Auto Parts & Equipment - 1.9%

 496,763

 BorgWarner, Inc. *

 $

 41,896,991

 2,475,583

 Johnson Controls, Inc.

 80,406,936

 $

 122,303,927

 Automobile Manufacturers - 0.9%

 5,008,640

 Ford Motor Co.

 $

 62,557,914

 Total Automobiles & Components

 $

 184,861,841

 Consumer Durables & Apparel - 1.4%

 Apparel, Accessories & Luxury Goods - 1.4%

 1,162,826

 Coach, Inc.

 $

 89,863,193

 Total Consumer Durables & Apparel

 $

 89,863,193

 Consumer Services - 0.2%

 Restaurants - 0.2%

 300,000

 Starbucks Corp.

 $

 16,767,000

 Total Consumer Services

 $

 16,767,000

 Media - 3.4%

 Movies & Entertainment - 0.2%

 350,000

 The Walt Disney Co.

 $

 15,323,000

 Publishing - 3.2%

 3,444,296

 John Wiley & Sons, Inc., (Class A) +

 $

 163,914,046

 961,962

 The McGraw-Hill Companies, Inc.

 46,626,298

 $

 210,540,344

 Total Media

 $

 225,863,344

 Retailing - 4.2%

 Department Stores - 1.6%

 1,001,200

 Macys, Inc.

 $

 39,777,676

 1,225,787

 Nordstrom, Inc.

 68,300,852

 $

 108,078,528

 General Merchandise Stores - 1.5%

 1,657,739

 Target Corp.

 $

 96,596,452

 Home Improvement Retail - 1.1%

 2,282,004

 Lowe's Companies, Inc.

 $

 71,609,286

 Total Retailing

 $

 276,284,266

 Food & Staples Retailing - 1.7%

 Drug Retail - 1.1%

 2,153,571

 Walgreen Co.

 $

 72,123,093

 Food Distributors - 0.6%

 1,280,360

 Sysco Corp.

 $

 38,231,550

 Total Food & Staples Retailing

 $

 110,354,643

 Food, Beverage & Tobacco - 4.7%

 Packaged Foods & Meats - 4.7%

 1,747,058

 General Mills, Inc.

 $

 68,921,438

 1,485,146

 HJ Heinz Co.

 79,529,568

 1,162,588

 Kraft Foods, Inc.

 44,189,970

 1,897,399

 The Hershey Co.

 116,367,481

 $

 309,008,457

 Total Food, Beverage & Tobacco

 $

 309,008,457

 Household & Personal Products - 3.3%

 Household Products - 2.6%

 1,267,337

 Colgate-Palmolive Co.

 $

 123,920,212

 298,951

 The Clorox Co.

 20,552,881

 393,000

 The Procter & Gamble Co.

 26,413,530

 $

 170,886,623

 Personal Products - 0.7%

 795,930

 The Estee Lauder Companies, Inc. (Class A)

 $

 49,299,904

 Total Household & Personal Products

 $

 220,186,527

 Health Care Equipment & Services - 7.9%

 Health Care Equipment - 6.4%

 567,481

 Baxter International, Inc.

 $

 33,924,014

 1,518,215

 Becton Dickinson and Co.

 117,889,395

 640,680

 Covidien Plc

 35,032,382

 938,941

 CR Bard, Inc.

 92,692,256

 4,301,967

 Smith & Nephew Plc

 43,591,111

 1,430,419

 St Jude Medical, Inc.

 63,381,866

 660,928

 Stryker Corp.

 36,668,285

 $

 423,179,309

 Health Care Distributors - 0.3%

 519,744

 Cardinal Health, Inc.

 $

 22,406,164

 Health Care Services - 0.6%

 523,692

 Medco Health Solutions, Inc. *

 $

 36,815,548

 Managed Health Care - 0.6%

 643,800

 UnitedHealth Group, Inc.

 $

 37,945,572

 Total Health Care Equipment & Services

 $

 520,346,593

 Pharmaceuticals, Biotechnology & Life Sciences - 5.8%

 Biotechnology - 1.7%

 724,270

 Amgen, Inc.

 $

 49,243,117

 300,000

 Celgene Corp. *

 23,256,000

 1,000,000

 Vertex Pharmaceuticals, Inc. *

 41,010,000

 $

 113,509,117

 Pharmaceuticals - 3.9%

 1,577,749

 Abbott Laboratories

 $

 96,700,236

 625,824

 Eli Lilly & Co.

 25,201,932

 1,175,000

 Hospira, Inc. *

 43,933,250

 727,027

 Merck & Co, Inc.

 27,917,837

 2,759,853

 Pfizer, Inc.

 62,538,269

 $

 256,291,524

 Life Sciences Tools & Services - 0.2%

 350,000

 Agilent Technologies, Inc.

 $

 15,578,500

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 385,379,141

 Banks - 4.7%

 Diversified Banks - 3.4%

 322,800

 Canadian Imperial Bank of Commerce

 $

 24,675,663

 1,343,822

 Comerica, Inc.

 43,486,080

 2,169,852

 US Bancorp

 68,740,911

 2,475,169

 Wells Fargo & Co.

 84,502,270

 $

 221,404,924

 Regional Banks - 1.3%

 2,956,985

 KeyCorp

 $

 25,134,372

 941,380

 PNC Financial Services Group, Inc.

 60,709,596

 $

 85,843,968

 Total Banks

 $

 307,248,892

 Diversified Financials - 8.0%

 Other Diversified Financial Services - 2.6%

 3,000,000

 Bank of America Corp.

 $

 28,710,000

 1,360,500

 Citigroup, Inc.

 49,726,275

 2,015,900

 JPMorgan Chase & Co.

 92,691,082

 $

 171,127,357

 Consumer Finance - 1.1%

 649,157

 American Express Co.

 $

 37,560,224

 1,038,300

 Discover Financial Services

 34,616,922

 $

 72,177,146

 Asset Management & Custody Banks - 3.5%

 597,376

 Franklin Resources, Inc.

 $

 74,092,545

 1,006,009

 Invesco, Ltd.

 26,830,260

 779,659

 State Street Corp.

 35,474,484

 1,492,975

 T Rowe Price Group, Inc.

 97,491,268

 $

 233,888,557

 Investment Banking & Brokerage - 0.8%

 2,557,200

 Morgan Stanley

 $

 50,223,408

 Total Diversified Financials

 $

 527,416,468

 Insurance - 3.5%

 Life & Health Insurance - 0.5%

 301,000

 Aflac, Inc.

 $

 13,842,990

 300,000

 Prudential Financial, Inc.

 19,017,000

 $

 32,859,990

 Property & Casualty Insurance - 3.0%

 2,314,728

 The Chubb Corp.

 $

 159,970,852

 591,397

 The Travelers Companies, Inc.

 35,010,702

 $

 194,981,554

 Total Insurance

 $

 227,841,544

 Software & Services - 7.4%

 Internet Software & Services - 0.4%

 762,100

 eBay, Inc. *

 $

 28,113,869

 IT Consulting & Other Services - 0.9%

 287,177

 International Business Machines Corp.

 $

 59,919,481

 Data Processing & Outsourced Services - 2.1%

 1,142,579

 Automatic Data Processing, Inc.

 $

 63,058,935

 694,874

 DST Systems, Inc.

 37,683,017

 543,346

 Fiserv, Inc. *

 37,702,779

 $

 138,444,731

 Application Software - 1.0%

 1,222,615

 Adobe Systems, Inc. *

 $

 41,947,921

 787,799

 Nuance Communications, Inc. *

 20,151,898

 $

 62,099,819

 Systems Software - 3.0%

 3,312,794

 Microsoft Corp.

 $

 106,837,606

 1,997,948

 Oracle Corp.

 58,260,164

 1,675,300

 Symantec Corp. *

 31,328,110

 $

 196,425,880

 Total Software & Services

 $

 485,003,780

 Technology Hardware & Equipment - 5.6%

 Communications Equipment - 2.1%

 2,023,474

 Cisco Systems, Inc.

 $

 42,796,475

 1,042

 Comverse Technology, Inc. *

 7,159

 1,730,700

 Juniper Networks, Inc. *

 39,598,416

 352,021

 Motorola Solutions, Inc.

 17,893,227

 592,831

 QUALCOMM, Inc.

 40,324,365

 $

 140,619,642

 Computer Hardware - 2.4%

 215,834

 Apple, Inc.

 $

 129,386,008

 1,180,107

 Hewlett-Packard Co.

 28,121,950

 $

 157,507,958

 Computer Storage & Peripherals - 0.4%

 569,200

 NetApp, Inc. *

 $

 25,483,084

 Office Electronics - 0.7%

 909,097

 Canon, Inc. (A.D.R.)

 $

 43,327,563

 Total Technology Hardware & Equipment

 $

 366,938,247

 Semiconductors & Semiconductor Equipment - 4.6%

 Semiconductor Equipment - 1.2%

 2,953,535

 Applied Materials, Inc.

 $

 36,741,975

 931,450

 ASML Holding NV (A.D.R.)

 46,702,903

 $

 83,444,878

 Semiconductors - 3.4%

 739,246

 Altera Corp.

 $

 29,436,776

 1,675,625

 Analog Devices, Inc.

 67,695,250

 2,836,242

 Intel Corp.

 79,726,763

 1,319,755

 Texas Instruments, Inc.

 44,356,966

 56,888

 Xilinx, Inc.

 2,072,430

 $

 223,288,185

 Total Semiconductors & Semiconductor Equipment

 $

 306,733,063

 Telecommunication Services - 0.6%

 Integrated Telecommunication Services - 0.6%

 1,011,591

 Verizon Communications, Inc.

 $

 38,673,124

 Total Telecommunication Services

 $

 38,673,124

 Utilities - 0.7%

 Electric Utilities - 0.4%

 600,000

 American Electric Power Co, Inc.

 $

 23,148,000

 Multi-Utilities - 0.3%

 681,549

 Public Service Enterprise Group, Inc.

 $

 20,862,215

 Total Utilities

 $

 44,010,215

 TOTAL COMMON STOCKS

 (Cost $4,055,911,124)

 $

 6,586,691,851

 TOTAL INVESTMENT IN SECURITIES - 99.9%

 (Cost $4,055,911,124) (a)

 $

 6,586,691,851

 OTHER ASSETS & LIABILITIES - 0.1%

 $

 4,881,499

 TOTAL NET ASSETS - 100.0%

 $

 6,591,573,350

 *

 Non-income producing security.

 +

 Investment held by the Fund representing 5% or more of the outstanding voting stock of such company.

 (A.D.R.)

 American Depositary Receipt

 *

 Non-income producing security.

 (a)

 At March 31, 2012, the net unrealized gain on investments based on cost for federal income tax purposes of $4,063,862,162 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 2,698,778,328

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (175,948,639)

 Net unrealized gain

 $

 2,522,829,689

 Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.  See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of March 31, 2012, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
6,586,691,851

$
-

$
-

$
6,586,691,851

 Total

$
6,586,691,851

$
-

$
-

$
6,586,691,851

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act
(17 CFR 270.30a-2(a)).

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 30, 2012

By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date March 30, 2012

* Print the name and title of each signing officer under his or her signature.